Components of Gains or Losses Related to Derivatives that Qualify as Cash Flow Hedges (Parenthetical) (Detail) (Interest Rate Swap, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Interest rate swaps, tax (benefit) expense	$ (238)	$ (950)	$ (6,542)